Schedule of Investments
April 30, 2021 (unaudited)
Ranger Small Cap Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 97.94%

Apparel Retailers - 1.41%
Boot Barn Holdings, Inc. (2)	7,941	560,158

Banks - 6.09%
Cadence Bancorporation	39,490	878,653
Home BancShares, Inc.	31,505	876,784
Banc of California, Inc.	37,186	665,629

		2,421,066

Biotechnology - 6.70%
Medpace Holdings, Inc. (2)	8,060	1,367,621
Avid Bioservices, Inc. (2)	33,378	714,456
PRA Health Sciences, Inc. (2)	3,469	578,941

		2,661,018

Building Materials: Other - 2.56%
TopBuild Corp. (2)	4,579	1,018,278

Computer Services - 8.62%
Workiva, Inc. Class A (2)	16,170	1,519,980
Mimecast Ltd. (United Kingdom) (2)	19,504	846,864
Endava PLC Class A ADR (United Kingdom) (2)	8,134	736,452
Qualys, Inc. (2)	3,162	320,500

		3,423,796

Consumer Digital Services - 0.60%
Magnite, Inc. (2)	5,941	237,937

Consumer Lending - 1.18%
LendingTree, Inc. (2)	2,273	469,352

Cosmetics - 2.93%
e.l.f. Beauty, Inc. (2)	38,446	1,162,992

Defense - 3.10%
Mercury Systems, Inc. (2)	8,777	660,382
Kratos Defense & Security Solutions, Inc. (2)	21,427	572,958

		1,233,340

Electronic Equipment: Gauges and Meters - 1.86%
Mesa Laboratories, Inc.	2,968	737,993

Food Retailers and Wholesalers - 2.26%
Grocery Outlet Holding Corp. (2)	22,219	897,425

Health Care Services - 3.55%
LHC Group, Inc. (2)	3,727	776,222
Omnicell, Inc. (2)	4,367	633,302

		1,409,524

Home Construction - 3.97%
Skyline Champion Corp. (2)	24,254	1,077,605
Green Brick Partners, Inc. (2)	19,298	498,081

		1,575,686

Home Improvement Retailers - 1.50%
SiteOne Landscape Supply, Inc. (2)	3,326	596,618

Machinery: Industrial - 1.08%
Chart Industries, Inc. (2)	2,684	431,131

Media Agencies - 0.42%
Cardlytics, Inc. (2)	1,201	165,174

Medical Equipment - 6.24%
Repligen Corp. (2)	7,125	1,508,434
LeMaitre Vascular, Inc.	9,348	490,490
BioLife Solutions, Inc. (2)	13,820	482,318

		2,481,242

Medical Services - 2.63%
NeoGenomics, Inc. (2)	19,752	967,650
Fulgent Genetics, Inc. (2)	1,008	77,636

		1,045,286

Medical Supplies - 5.16%
Neogen Corp. (2)	12,273	1,178,331
CONMED Corp.	6,180	871,071

		2,049,402

Oil: Crude Producers - 1.11%
Brigham Minerals, Inc. Class A	25,738	441,149

Pharmaceuticals - 1.92%
Heska Corp. (2)	4,170	761,651

Professional Business Support Services - 5.13%
WNS Holdings Ltd. ADR (India) (2)	18,415	1,333,798
Maximus, Inc.	7,690	704,712

		2,038,510

Recreational Products - 1.69%
Yeti Holdings, Inc. (2)	7,883	673,366

Renewable Energy Equipment - 1.03%
TPI Composites, Inc. (2)	7,664	407,342

Restaurants & Bars - 4.05%
Texas Roadhouse, Inc. (2)	8,007	856,909
Brinker International, Inc. (2)	11,178	750,379

		1,607,288

Semiconductors - 1.89%
CMC Materials, Inc.	2,095	384,286
Silicon Laboratories, Inc. (2)	2,589	364,920

		749,206

Software - 8.47%
Pegasystems, Inc.	10,211	1,296,184
Simulations Plus, Inc.	15,670	989,404
Cerence, Inc. (2)	6,227	600,345
AppFolio, Inc. Class A (2)	3,310	478,725

		3,364,658

Specialty Chemicals - 1.84%
Quaker Chemical Corp.	3,013	730,201

Telecommunications Services - 1.16%
8x8, Inc. (2)	14,076	462,960

Transaction Processing Services - 4.63%
Evo Payments, Inc. Class A (2)	44,865	1,279,101
Repay Holdings Corp. Class A (2)	24,606	562,247

		1,841,348

Trucking - 3.16%
SAIA, Inc. (2)	5,359	1,256,685

Total Common Stocks	(Cost $ 27,618,883)	38,911,782

Short-Term Investments - 1.94%

First American Government Obligation Fund - Class Z 0.03% (3)	771,292	771,292

Total Short-Term Investment	(Cost $ 771,292)	771,292

Total Investments - 99.88%	(Cost $ 28,390,175)	39,683,074

Other Assets Less Liabilities - 0.12%		49,127

Total Net Assets - 100.00%		39,732,201

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2021 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$39,683,074	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$39,683,074	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) The yield shown represents the 7-day yield in effect at April 30, 2021.